Expenses by nature - Depreciation and amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Expenses by nature
Property, plant and equipment (Note 14)	¥ 30,507	¥ 37,481	¥ 25,932
Right-of-use assets (Note 15)	213,490	214,117	157,869
Intangible assets (Note 16)	21,022	17,071	7,977
Total	¥ 265,019	¥ 268,669	¥ 191,778